DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2021
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,753	7.4	$(384)
Pay-fixed interest rate swap agreements - securities available for sale	148,895	5.8	4,413
Total	$155,648	5.9	$4,029

No hedge designation
Rate-lock mortgage loan commitments	$129,846	0.1	$2,140
Mandatory commitments to sell mortgage loans	97,737	0.1	(68)
Interest rate swaption agreement	10,000	0.2	186
Pay-fixed interest rate swap agreements - commercial	207,080	5.7	(5,179)
Pay-variable interest rate swap agreements - commercial	207,080	5.7	5,179
Interest rate cap agreements	90,000	1.3	35
Total	$741,743	3.4	$2,293

	2020
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$7,088	8.4	$(776)
Pay-fixed interest rate swap agreements - securities available for sale	41,950	7.1	15
Total	$49,038	7.3	$(761)

No hedge designation
Rate-lock mortgage loan commitments	$168,816	0.1	$7,020
Mandatory commitments to sell mortgage loans	186,092	0.1	(941)
Pay-fixed interest rate swap agreements - commercial	147,456	4.5	(9,700)
Pay-variable interest rate swap agreements - commercial	147,456	4.5	9,700
Pay-fixed interest rate swap agreements	25,000	0.6	(295)
Interest rate cap agreements	135,000	1.8	5
Purchased options	2,908	0.5	42
Written options	2,848	0.5	(42)
Total	$815,576	2.0	$5,789

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (‘‘Cash Flow Hedges’’). Cash Flow Hedges had included certain pay-fixed interest rate swap and interest rate cap agreements.  Pay-fixed interest rate swap agreements convert the variable-rate cash flows on debt obligations to fixed-rates.  Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We paid an upfront premium on interest rate caps which was recognized in earnings in the same period in which the hedged item affected earnings.  During the first and third quarters of 2020 we transferred all of our Cash Flow Hedge interest rate cap and pay-fixed interest rate swap agreements, respectively to a no hedge designation. The $2.0 million and $0.5 million unrealized loss on our Cash Flow Hedge interest rate cap and pay-fixed interest rate swap agreements, respectively, which were included as a component of accumulated other comprehensive income at the time of the transfers, were being reclassified into earnings over the remaining life of the interest rate cap agreements and pay-fixed interest rate swap agreements.  In the fourth quarter of 2020 it became probable that the forecasted transactions being hedged by these interest rate cap and pay-fixed interest rate swap agreements would not occur by the end of the originally specified time period. As a result, all remaining unrealized losses included as a component of accumulated other comprehensive income were reclassified into earnings at that time. The no hedge designation pay-fixed interest rate swap agreements, which all matured in 2021, as well as the no hedge designation interest rate cap agreements in the tables above were classified as a no hedge designation during 2020 and any changes in fair value since the transfers to the no hedge designation are recorded in earnings.

We have entered into a pay-fixed interest rate swap to protect a portion of the fair value of a certain fixed rate commercial loan (‘‘Fair Value Hedge – Commercial Loan’’). As a result, changes in the fair value of the pay-fixed interest rate swap is expected to offset changes in the fair value of the fixed rate commercial loan due to fluctuations in interest rates. We record the fair value of Fair Value Hedge – Commercial Loan in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged item (fixed rate commercial loan) is also recorded at fair value which offsets the adjustment to the Fair Value Hedge – Commercial Loan. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value Hedge – Commercial Loan and the hedged item. The related gains or losses are reported in interest income – interest and fees on loans in our Consolidated Statements of Operations.

We have entered into pay-fixed interest rate swaps to protect a portion of the fair value of certain securities available for sale (‘‘Fair Value Hedge – AFS Securities’’). As a result, the change in the fair value of the pay-fixed interest rate swaps is expected to offset a portion of the change in the fair value of the fixed rate securities available for sale due to fluctuations in interest rates. We record the fair value of Fair Value Hedge – AFS Securities in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (fixed rate securities available for sale) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – AFS Securities. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value Hedge – AFS Securities and the hedged item. The related gains or losses are reported in interest income – interest on securities available for sale – tax-exempt in our Consolidated Statements of Operations.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

We have purchased a swaption agreement, whereby we have the right but not the obligation to pay fixed on an interest rate swap at a future date, in an attempt to reduce the impact of price fluctuations of certain mortgage construction loans held for sale. The changes in the fair value of the swaption agreement is recognized currently as part of net gains on mortgage loans in our Consolidated Statements of Operations.

In prior periods we offered to our deposit customers an equity linked time deposit product (‘‘Altitude CD’’). The Altitude CD was a time deposit that provided the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. The written and purchased options in the table above relate to this Altitude CD product and matured during the fourth quarter of 2021.

We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and  an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements-commercial with no hedge designation in the table above relate to this program.

The following table illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2021		2020		2021		2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments	-		-		-		-
Pay-fixed interest rate swap agreements	Other assets	$4,413	Other assets	$15	Other liabilities	$384	Other liabilities	$776
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$2,140	Other assets	$7,020	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	-	Other liabilities	68	Other liabilities	941
Interest rate swaption agreement	Other assets	186	Other assets	-	Other liabilities	-	Other liabilities	-
Pay-fixed interest rate swap agreements - commercial	Other assets	165	Other assets	-	Other liabilities	5,344	Other liabilities	9,700
Pay-variable interest rate swap agreements - commercial	Other assets	5,344	Other assets	9,700	Other liabilities	165	Other liabilities	-
Pay-fixed interest rate swap agreements	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	295
Interest rate cap agreements	Other assets	35	Other assets	5	Other liabilities	-	Other liabilities	-
Purchased options	Other assets	-	Other assets	42	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	42
		7,870		16,767		5,577		10,978
Total derivatives		$12,283		$16,782		$5,961		$11,754

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2021	2020	2019		2021	2020	2019		2021	2020	2019
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$392	$(534)	$(242)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	4,398	15	-
Total									$4,790	$(519)	$(242)
Cash Flow Hedges
Interest rate cap agreements	$-	$125	$(1,211)	Interest expense	$-	$(1,885)	$363
Pay-fixed interest rate swap agreements	-	(479)	(392)	Interest expense	-	(654)	62
Total	$-	$(354)	$(1,603)		$-	$(2,539)	$425
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(4,880)	$5,608	$725
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	873	(791)	233
Interest rate swaption agreement								Net gains on mortgage loans	(2)	-	-
Pay-fixed interest rate swap agreements - commercial								Interest income	4,521	(6,059)	(4,046)
Pay-variable interest rate swap agreements -commercial								Interest income	(4,521)	6,059	4,046
Pay-fixed interest rate swap agreements								Interest expense	295	231	-
Interest rate cap agreements								Interest expense	30	(57)	-
Purchased options								Interest expense	(42)	(99)	25
Written options								Interest expense	42	97	(23)
Total									$(3,684)	$4,989	$960